Exhibit 1. Consolidated companies, associates, and joint ventures (Unaudited) - Consolidated subsidiary companies (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of consolidated subsidiaries, associates and joint ventures
Net equity	$ 101,924,635	$ 102,689,797	$ 113,903,089	$ 90,583,772
Profit (loss)	21,092,433	$ 27,530,825
Total assets	282,777,413		302,792,431
Total liabilities	$ 180,852,778		$ 188,889,342
Refineria de Cartagena S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons refining, marketing and distribution
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 22,111,929
Profit (loss)	3,166,632
Total assets	35,666,794
Total liabilities	$ 13,554,865
Cenit Transporte y Logistica S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Storage and transportation through hydrocarbon pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 15,668,591
Profit (loss)	4,272,019
Total assets	17,685,907
Total liabilities	$ 2,017,316
Ecopetrol Global Energy S.L.U.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Spain
Geographic area of operations	Spain
Net equity	$ 14,521,345
Profit (loss)	627,109
Total assets	14,521,402
Total liabilities	$ 57
Oleoducto Central S. A. - Ocensa
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	72.65%
Activity	Transportation through hydrocarbon pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 3,543,754
Profit (loss)	2,535,316
Total assets	6,942,434
Total liabilities	$ 3,398,680
Hocol Petroleum Limited.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Net equity	$ 4,235,448
Profit (loss)	468,018
Total assets	4,235,622
Total liabilities	$ 174
Ecopetrol America LLC.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	United States of America
Geographic area of operations	United States of America
Net equity	$ 1,786,726
Profit (loss)	(11,115)
Total assets	3,485,196
Total liabilities	$ 1,698,470
Hocol S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Exploration, exploitation, and production of hydrocarbons
Country/Domicile	Cayman Islands
Geographic area of operations	Colombia
Net equity	$ 3,708,388
Profit (loss)	452,663
Total assets	5,733,699
Total liabilities	$ 2,025,311
Esenttia S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Production and commercialization of polypropylene resin
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 2,540,932
Profit (loss)	189,181
Total assets	3,259,229
Total liabilities	$ 718,297
Ecopetrol Capital AG
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group
Country/Domicile	Switzerland
Geographic area of operations	Switzerland
Net equity	$ 2,800,207
Profit (loss)	117,164
Total assets	10,141,763
Total liabilities	$ 7,341,556
Oleoducto Bicentenario de Colombia S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Pipeline transportation of crude oil
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 1,241,660
Profit (loss)	286,583
Total assets	2,102,165
Total liabilities	$ 860,505
Oleoducto de Colombia S.A. - ODC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	73.00%
Activity	Pipeline transportation of crude oil
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 341,913
Profit (loss)	330,828
Total assets	825,712
Total liabilities	$ 483,799
Black Gold Re Ltd.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Reinsurer of Ecopetrol and its subsidiaries
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Net equity	$ 1,106,135
Profit (loss)	64,340
Total assets	1,567,127
Total liabilities	$ 460,992
Andean Chemicals Ltd.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Net equity	$ 1,866,627
Profit (loss)	128,129
Total assets	1,869,764
Total liabilities	$ 3,137
Oleoducto de los Llanos Orientales S.A
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	65.00%
Activity	Pipeline transportation of crude oil
Country/Domicile	Panama
Geographic area of operations	Colombia
Net equity	$ 791,478
Profit (loss)	525,398
Total assets	1,357,814
Total liabilities	$ 566,336
Interconexion Electrica S.A. E.S.P
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	51.41%
Activity	-Provision of the public electricitytransmission service- Development of infrastructureprojects and their commercialexploitation and- Software development, Informationtechnology and telecommunicationsactivities and services
Country/Domicile	Colombia
Geographic area of operations	Latin America
Net equity	$ 27,462,253
Profit (loss)	2,034,446
Total assets	72,758,663
Total liabilities	$ 45,296,410
Inversiones de Gases de Colombia S.A. Invercolsa S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	51.88%
Activity	Holding with investments in transportation and distribution companies of natural gas and LPG in Colombia
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 580,247
Profit (loss)	266,589
Total assets	746,271
Total liabilities	$ 166,024
Alcanos de Colombia S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	29.61%
Activity	Provision of the home public service of fuel gas, the construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 297,244
Profit (loss)	107,430
Total assets	837,451
Total liabilities	$ 540,207
Metrogas de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	33.49%
Activity	Provision of the public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 52,944
Profit (loss)	16,411
Total assets	142,043
Total liabilities	$ 89,099
Gases del Oriente S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	48.50%
Activity	Provision of the home public service of fuel gas distribution and the development of all complementary activities to the provision of said service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 77,161
Profit (loss)	47,069
Total assets	215,458
Total liabilities	$ 138,297
Promotora de Gases del Sur S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	31.44%
Activity	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 44,835
Profit (loss)	30,035
Total assets	91,343
Total liabilities	$ 46,508
Combustibles Lquidos de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	41.61%
Activity	Wholesale commercialization of fuel gas, the provision of the home public LPG distribution service and the development of complementary activities to the provision of said service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 61,606
Profit (loss)	1,198
Total assets	82,341
Total liabilities	$ 20,735
Ecopetrol USA Inc.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	United States of America
Geographic area of operations	United States of America
Net equity	$ 12,379,433
Profit (loss)	744,326
Total assets	12,388,513
Total liabilities	$ 9,080
Ecopetrol Permian LLC.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	United States of America
Geographic area of operations	United States of America
Net equity	$ 8,649,795
Profit (loss)	752,321
Total assets	11,197,337
Total liabilities	$ 2,547,542
Ecopetrol Oleo e Gas do Brasil Ltda.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Real
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	Brazil
Geographic area of operations	Brazil
Net equity	$ 2,033,536
Profit (loss)	(116,742)
Total assets	2,085,202
Total liabilities	$ 51,666
Esenttia Masterbatch Ltda.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Manufacture of polypropylene compounds and masterbatches
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 319,567
Profit (loss)	165,172
Total assets	432,525
Total liabilities	$ 112,958
Ecopetrol del Peru S. A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	Peru
Geographic area of operations	Peru
Net equity	$ 62,325
Profit (loss)	2,084
Total assets	65,277
Total liabilities	$ 2,952
ECP Hidrocarburos de Mexico S.A. de C.V.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Offshore exploration
Country/Domicile	Mexico
Geographic area of operations	Mexico
Net equity	$ 46,090
Profit (loss)	(1,649)
Total assets	47,910
Total liabilities	$ 1,820
Ecopetrol Costa Afuera S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Offshore exploration
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 13,146
Profit (loss)	182
Total assets	13,330
Total liabilities	$ 184
Esenttia Resinas del Peru SAC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Commercialization polypropylene resins and masterbatches
Country/Domicile	Peru
Geographic area of operations	Peru
Net equity	$ 15,846
Profit (loss)	1,204
Total assets	37,948
Total liabilities	$ 22,102
Topili Servicios Administrativos S de RL de CV.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Mexican pesos
Ownership Interest	100.00%
Activity	Specialized management services
Country/Domicile	Mexico
Geographic area of operations	Mexico
Net equity	$ (162)
Profit (loss)	(182)
Total assets	284
Total liabilities	$ 446
Kalixpan Servicios Tecnicos S de RL de CV.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Mexican pesos
Ownership Interest	100.00%
Activity	Specialized services related to oil and gas industry
Country/Domicile	Mexico
Geographic area of operations	Mexico
Net equity	$ 131
Profit (loss)	(48)
Total assets	135
Total liabilities	$ 4
Ecopetrol US Trading LLC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	International marketing of crude oil and refined products
Country/Domicile	United States of America
Geographic area of operations	United States of America
Econova Technology & Innovation S.L.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Execution of activities related to science, technology, and innovation (ST&I) activities.
Country/Domicile	Spain
Geographic area of operations	Spain
Net equity	$ 11
Profit (loss)	(3)
Total assets	14
Total liabilities	$ 3
Ecopetrol Singapore PTE. LTD
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Singapore dollar
Ownership Interest	100.00%
Activity	Holding company with investment in an international trading company for crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Net equity	$ 572,630
Profit (loss)	534,357
Total assets	572,867
Total liabilities	$ 237
Ecopetrol Trading Asia PTE. LTD
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Singapore dollar
Ownership Interest	100.00%
Activity	International marketing of crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Net equity	$ 572,434
Profit (loss)	534,411
Total assets	4,223,623
Total liabilities	$ 3,651,189